Intangible assets, net (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	¥ 152	¥ 152	¥ 152
2020	152
2021	152
2022	152
2023	152
2024	152
Thereafter	167
Total	¥ 927	¥ 1,079